Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss	$ (2,655,477)	$ (3,785,383)
Adjustments to reconcile net loss to cash used in operating activities
Provision for credit losses	23,132	141,639
Provision of obsolete inventory	148,912	261,851
Deletion of obsolete inventory	(419,712)	(1,464,982)
Depreciation and amortization expense	60,221	724,050
Interest on lease liabilities	3,678	3,718
Amortization of operating and finance right-of-use assets	820,287	786,835
(Gain) loss on disposals of property, plant and equipment	(66,138)	175,292
Gain from debt forgiveness	(7,218)
Reversal for expired warranty	(153,845)
Changes in operating assets and liabilities:
Notes receivable		15,246
Accounts receivable	(276,816)	268,473
Inventories	381,238	2,031,431
Prepaid expenses and other current assets	(28,014)	45,256
Retention receivables	99,183	(137,465)
Accounts and notes payable	50,904	(38,651)
Amounts due to related parties	140,972	(77,095)
Contract liabilities	150,313	12,750
Accrued expenses and other current liabilities	156,703	(283,440)
Product warranty liability	(38,229)	(35,019)
Net cash used in operating activities	(1,609,906)	(1,355,494)
Cash flows from investing activities
Purchase of property, plant and equipment	(62,254)
Proceeds from sales of property, plant and equipment		118,904
Issuance of promissory note receivable		(500,000)
Net cash used in investing activities	(62,254)	(381,096)
Cash flows from financing activities
Proceeds from borrowings from related parties	1,280,093
Proceeds from borrowings from third parties	322,045	935,551
Repayments of borrowings to third parties	(31,269)	(275,814)
Repayments of loan payable with pledged assets		(242,552)
Payments of promissory note		2,520,467
Deferred offering costs		(149,758)
Net cash provided by financing activities	1,570,869	2,787,894
Effect of changes of foreign exchange rates on cash	(16,182)	(42,036)
Net decrease in cash	(117,473)	1,009,268
Cash and cash equivalents and restricted cash, beginning of period	318,001	308,582
Cash and cash equivalents and restricted cash, end of period	200,528	1,317,850
Supplemental disclosures of cash flow information
Cash paid for interest		(30,759)
Lease liabilities arising from obtaining right-of-use assets	311,871
Cash and cash equivalents, beginning of the period	146,514	756
Restricted cash, beginning of the period	171,487	307,826
Total cash, cash equivalents and restricted cash at beginning of the period	318,001	$ 308,582
Cash and cash equivalents, end of the period	74,623
Restricted cash, end of the period	125,905
Total cash, cash equivalents and restricted cash at end of the period	$ 200,528